Shareholder Report, Holdings (Details)	Oct. 31, 2024
Fidelity Advisor Sustainable International Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable International Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable International Equity Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Advisor Sustainable International Equity Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable International Equity Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable International Equity Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable International Equity Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable International Equity Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable International Equity Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable International Equity Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Sustainable International Equity Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable International Equity Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Sustainable International Equity Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable International Equity Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Sustainable International Equity Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable International Equity Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable International Equity Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable International Equity Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable International Equity Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable International Equity Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable International Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Sustainable International Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Sustainable International Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Sustainable International Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Sustainable International Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Sustainable International Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Sustainable International Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Sustainable International Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Sustainable International Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI Sustainable International Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI Sustainable International Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Sustainable International Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Sustainable International Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity SAI Sustainable International Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Sustainable International Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI Sustainable International Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable International Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity SAI Sustainable International Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Sustainable International Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity SAI Sustainable International Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI Sustainable International Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Sustainable International Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Sustainable International Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity SAI Sustainable International Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity SAI Sustainable International Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity SAI Sustainable International Equity Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity SAI Sustainable International Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI Sustainable International Equity Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI Sustainable International Equity Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Sustainable International Equity Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI Sustainable International Equity Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable International Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity SAI Sustainable International Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity SAI Sustainable International Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI International SMA Completion Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI International SMA Completion Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI International SMA Completion Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI International SMA Completion Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI International SMA Completion Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI International SMA Completion Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI International SMA Completion Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI International SMA Completion Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI International SMA Completion Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI International SMA Completion Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI International SMA Completion Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity SAI International SMA Completion Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity SAI International SMA Completion Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI International SMA Completion Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI International SMA Completion Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity SAI International SMA Completion Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI International SMA Completion Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI International SMA Completion Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI International SMA Completion Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International SMA Completion Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI International SMA Completion Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity SAI International SMA Completion Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI International SMA Completion Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI International SMA Completion Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI International SMA Completion Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI International SMA Completion Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI International SMA Completion Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity SAI International SMA Completion Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity SAI International SMA Completion Fund | India
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI International SMA Completion Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI International SMA Completion Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity SAI International SMA Completion Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Canada Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Series Canada Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Canada Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Canada Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Canada Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series Canada Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series Canada Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Canada Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Canada Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Canada Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Canada Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Series Canada Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Series Canada Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Canada Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Series Canada Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Series Canada Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Series Canada Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Series Canada Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Canada Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Series Canada Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Canada Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	94.20%
Fidelity Series Canada Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Canada Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Canada Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Series Canada Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Canada Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Canada Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enduring Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Enduring Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Enduring Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Enduring Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Enduring Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enduring Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enduring Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enduring Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enduring Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enduring Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enduring Opportunities Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Enduring Opportunities Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Enduring Opportunities Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Enduring Opportunities Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Enduring Opportunities Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Enduring Opportunities Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Enduring Opportunities Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Enduring Opportunities Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Enduring Opportunities Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Enduring Opportunities Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Enduring Opportunities Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enduring Opportunities Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Enduring Opportunities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Enduring Opportunities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
Fidelity Enduring Opportunities Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Enduring Opportunities Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Enduring Opportunities Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Enduring Opportunities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Enduring Opportunities Fund | India
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Enduring Opportunities Fund | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Enduring Opportunities Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Enduring Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Enduring Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Global Commodity Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Global Commodity Stock Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Commodity Stock Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Commodity Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Global Commodity Stock Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Global Commodity Stock Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Commodity Stock Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Commodity Stock Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Commodity Stock Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Commodity Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Global Commodity Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Global Commodity Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Global Commodity Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Global Commodity Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Global Commodity Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Global Commodity Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Global Commodity Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Global Commodity Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Global Commodity Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Global Commodity Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Global Commodity Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Global Commodity Stock Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Global Commodity Stock Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Global Commodity Stock Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Global Commodity Stock Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Global Commodity Stock Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Global Commodity Stock Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Global Commodity Stock Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Global Commodity Stock Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Global Commodity Stock Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Global Commodity Stock Fund | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Global Commodity Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Global Commodity Stock Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Global Commodity Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Global Commodity Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Global Commodity Stock Fund | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Global Commodity Stock Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Global Commodity Stock Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Global Commodity Stock Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Global Commodity Stock Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Global Commodity Stock Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Global Commodity Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Global Commodity Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Emerging Markets Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Series Emerging Markets Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Emerging Markets Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Emerging Markets Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Emerging Markets Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Emerging Markets Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Emerging Markets Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Emerging Markets Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Emerging Markets Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Emerging Markets Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Emerging Markets Opportunities Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Series Emerging Markets Opportunities Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Series Emerging Markets Opportunities Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Emerging Markets Opportunities Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Emerging Markets Opportunities Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Emerging Markets Opportunities Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Series Emerging Markets Opportunities Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Series Emerging Markets Opportunities Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Emerging Markets Opportunities Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Series Emerging Markets Opportunities Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Emerging Markets Opportunities Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Emerging Markets Opportunities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Emerging Markets Opportunities Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Series Emerging Markets Opportunities Fund | India
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Series Emerging Markets Opportunities Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Emerging Markets Opportunities Fund | China
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity Series Emerging Markets Opportunities Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Series Emerging Markets Opportunities Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series Emerging Markets Opportunities Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Emerging Markets Opportunities Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Emerging Markets Opportunities Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Emerging Markets Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Series Emerging Markets Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Emerging Markets Opportunities Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Emerging Markets Opportunities Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable International Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable International Equity Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Advisor Sustainable International Equity Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable International Equity Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable International Equity Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable International Equity Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable International Equity Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable International Equity Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable International Equity Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Sustainable International Equity Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable International Equity Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Sustainable International Equity Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable International Equity Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Sustainable International Equity Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable International Equity Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable International Equity Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable International Equity Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable International Equity Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable International Equity Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable International Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Sustainable International Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Sustainable Emerging Markets Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable Emerging Markets Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable Emerging Markets Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Sustainable Emerging Markets Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Sustainable Emerging Markets Equity Fund | India
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity SAI Sustainable Emerging Markets Equity Fund | China
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity SAI Sustainable Emerging Markets Equity Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Sustainable Emerging Markets Equity Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Sustainable Emerging Markets Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
Fidelity SAI Sustainable Emerging Markets Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Global Commodity Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Global Commodity Stock Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Commodity Stock Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Commodity Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Global Commodity Stock Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Global Commodity Stock Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Commodity Stock Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Commodity Stock Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Commodity Stock Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Commodity Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Global Commodity Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Sustainable Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Series Sustainable Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series Sustainable Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Sustainable Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Sustainable Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Sustainable Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Sustainable Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Sustainable Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Sustainable Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Sustainable Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Sustainable Emerging Markets Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Series Sustainable Emerging Markets Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Series Sustainable Emerging Markets Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Sustainable Emerging Markets Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Sustainable Emerging Markets Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Sustainable Emerging Markets Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Sustainable Emerging Markets Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Series Sustainable Emerging Markets Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Sustainable Emerging Markets Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Series Sustainable Emerging Markets Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Sustainable Emerging Markets Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Sustainable Emerging Markets Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Series Sustainable Emerging Markets Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Series Sustainable Emerging Markets Fund | India
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Series Sustainable Emerging Markets Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Series Sustainable Emerging Markets Fund | China
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Series Sustainable Emerging Markets Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Series Sustainable Emerging Markets Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Series Sustainable Emerging Markets Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Sustainable Emerging Markets Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Sustainable Emerging Markets Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Sustainable Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Series Sustainable Emerging Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Series Sustainable Emerging Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable International Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable International Equity Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Advisor Sustainable International Equity Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable International Equity Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable International Equity Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable International Equity Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable International Equity Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable International Equity Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable International Equity Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Sustainable International Equity Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable International Equity Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Sustainable International Equity Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable International Equity Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Sustainable International Equity Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable International Equity Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable International Equity Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable International Equity Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable International Equity Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable International Equity Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable International Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Sustainable International Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series Overseas Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Overseas Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Overseas Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Overseas Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Overseas Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Overseas Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Overseas Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Overseas Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Overseas Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Overseas Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Overseas Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Series Overseas Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Series Overseas Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Series Overseas Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Series Overseas Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Series Overseas Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Series Overseas Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Overseas Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Overseas Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Series Overseas Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Series Overseas Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Series Overseas Fund | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Series Overseas Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series Overseas Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series Overseas Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series Overseas Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Overseas Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Series Overseas Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Overseas Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity Series Overseas Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Global Commodity Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Commodity Stock Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Global Commodity Stock Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Commodity Stock Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Commodity Stock Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Commodity Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Global Commodity Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series International Growth Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series International Growth Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series International Growth Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Series International Growth Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series International Growth Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series International Growth Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series International Growth Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series International Growth Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series International Growth Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series International Growth Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series International Growth Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Series International Growth Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Series International Growth Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series International Growth Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Series International Growth Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Series International Growth Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Series International Growth Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series International Growth Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series International Growth Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series International Growth Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Series International Growth Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Series International Growth Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Series International Growth Fund | France
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Series International Growth Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Series International Growth Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Series International Growth Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series International Growth Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Series International Growth Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Series International Growth Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series International Growth Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Series International Growth Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series International Growth Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Global Commodity Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Global Commodity Stock Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Commodity Stock Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Commodity Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Global Commodity Stock Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Global Commodity Stock Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Commodity Stock Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Commodity Stock Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Commodity Stock Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Commodity Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Global Commodity Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Series Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Emerging Markets Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Series Emerging Markets Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Series Emerging Markets Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Emerging Markets Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Emerging Markets Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Emerging Markets Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Emerging Markets Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Series Emerging Markets Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Emerging Markets Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series Emerging Markets Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Emerging Markets Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Emerging Markets Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Emerging Markets Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series Emerging Markets Fund | India
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Series Emerging Markets Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Series Emerging Markets Fund | China
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Series Emerging Markets Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Series Emerging Markets Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series Emerging Markets Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Series Emerging Markets Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Emerging Markets Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Fidelity Series Emerging Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable International Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable International Equity Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Sustainable International Equity Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable International Equity Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable International Equity Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable International Equity Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable International Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Sustainable International Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable International Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Sustainable International Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable International Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Sustainable International Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable International Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Sustainable International Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Sustainable International Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Sustainable International Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Sustainable International Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Sustainable International Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable International Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Sustainable International Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable International Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Sustainable International Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable International Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Sustainable International Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Sustainable International Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Sustainable International Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Sustainable International Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable International Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable International Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Sustainable International Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Sustainable International Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Sustainable International Equity Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Sustainable International Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable International Equity Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Sustainable International Equity Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Sustainable International Equity Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable International Equity Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Sustainable International Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Sustainable International Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Sustainable International Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Global Commodity Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity Advisor Global Commodity Stock Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Commodity Stock Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Commodity Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Advisor Global Commodity Stock Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Global Commodity Stock Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Commodity Stock Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | Finland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Global Commodity Stock Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Global Commodity Stock Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Commodity Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Global Commodity Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Emerging Markets Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Sustainable Emerging Markets Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Sustainable Emerging Markets Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Sustainable Emerging Markets Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Sustainable Emerging Markets Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable Emerging Markets Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable Emerging Markets Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable Emerging Markets Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Emerging Markets Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Emerging Markets Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Emerging Markets Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Sustainable Emerging Markets Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Sustainable Emerging Markets Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Sustainable Emerging Markets Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable Emerging Markets Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Sustainable Emerging Markets Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Sustainable Emerging Markets Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Sustainable Emerging Markets Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Sustainable Emerging Markets Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Sustainable Emerging Markets Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable Emerging Markets Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Emerging Markets Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable Emerging Markets Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Sustainable Emerging Markets Equity Fund | India
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Sustainable Emerging Markets Equity Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Sustainable Emerging Markets Equity Fund | China
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Sustainable Emerging Markets Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Sustainable Emerging Markets Equity Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Sustainable Emerging Markets Equity Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Sustainable Emerging Markets Equity Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Sustainable Emerging Markets Equity Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainable Emerging Markets Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Sustainable Emerging Markets Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable International Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable International Equity Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Advisor Sustainable International Equity Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Sustainable International Equity Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Sustainable International Equity Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable International Equity Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Sustainable International Equity Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Sustainable International Equity Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Sustainable International Equity Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Sustainable International Equity Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Sustainable International Equity Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Advisor Sustainable International Equity Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Sustainable International Equity Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Sustainable International Equity Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Sustainable International Equity Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Sustainable International Equity Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable International Equity Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable International Equity Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable International Equity Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Sustainable International Equity Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Sustainable International Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Sustainable International Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series International Small Cap Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series International Small Cap Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series International Small Cap Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series International Small Cap Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series International Small Cap Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series International Small Cap Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series International Small Cap Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series International Small Cap Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series International Small Cap Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series International Small Cap Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series International Small Cap Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Series International Small Cap Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Series International Small Cap Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series International Small Cap Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Series International Small Cap Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Series International Small Cap Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Series International Small Cap Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Series International Small Cap Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series International Small Cap Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Series International Small Cap Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series International Small Cap Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series International Small Cap Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Series International Small Cap Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Series International Small Cap Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Series International Small Cap Fund | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series International Small Cap Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series International Small Cap Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Series International Small Cap Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series International Small Cap Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Series International Small Cap Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Series International Small Cap Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series International Small Cap Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Series International Small Cap Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series International Small Cap Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series International Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series International Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series International Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series International Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series International Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series International Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series International Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series International Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series International Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series International Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series International Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Series International Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series International Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series International Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series International Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Series International Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Series International Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series International Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series International Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series International Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Series International Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series International Value Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Series International Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Series International Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Series International Value Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Series International Value Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Series International Value Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Series International Value Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Series International Value Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Series International Value Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series International Value Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series International Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Series International Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series International Value Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Infrastructure Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Infrastructure Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Infrastructure Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Infrastructure Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Infrastructure Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Infrastructure Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Infrastructure Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Infrastructure Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Infrastructure Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Infrastructure Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Infrastructure Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Infrastructure Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Infrastructure Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Infrastructure Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Infrastructure Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Infrastructure Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Infrastructure Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Infrastructure Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Fidelity Infrastructure Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Infrastructure Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Infrastructure Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Infrastructure Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Infrastructure Fund | Tanzania, United Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Infrastructure Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Fidelity Infrastructure Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Select International Small Cap Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Select International Small Cap Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Select International Small Cap Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Select International Small Cap Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Select International Small Cap Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Select International Small Cap Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Select International Small Cap Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Select International Small Cap Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Select International Small Cap Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Select International Small Cap Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Select International Small Cap Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Series Select International Small Cap Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series Select International Small Cap Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Series Select International Small Cap Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Series Select International Small Cap Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Fidelity Series Select International Small Cap Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Series Select International Small Cap Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Series Select International Small Cap Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Select International Small Cap Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Select International Small Cap Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Select International Small Cap Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Select International Small Cap Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Fidelity Series Select International Small Cap Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Series Select International Small Cap Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Select International Small Cap Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Series Select International Small Cap Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Select International Small Cap Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Series Select International Small Cap Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Series Select International Small Cap Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Select International Small Cap Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Series Select International Small Cap Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Select International Small Cap Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Series Select International Small Cap Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Select International Small Cap Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%